Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets Acquired in a Business Combination are Recognized at Fair Value Based on Valuation Methodologies and Techniques	Intangible assets are composed as follows:
		Net amount
	Useful life	December 31, 2024	December 31, 2023
Trademarks	Undefined	1,025,095	1,092,793
Trademarks	2 to 20 years	293,519	341,183
Software	2 to 15 years	30,611	24,941
Water rights	Undefined	11,302	11,391
Customer relationships	3 to 20 years	408,149	486,166
Supplier contract	7 to 17 years	20,548	28,077
Other	2 to 17 years	13,975	1,044
		1,803,199	1,985,595

Schedule of Changes in Intangible Assets

Changes in intangible assets:

	Balance at January 1, 2024	Additions (1)	Disposals	Amortization	Exchange rate variation	Balance at December 31, 2024
Amortizing:
Trademarks	341,183	689	—	(28,920)	(19,433)	293,519
Software	24,941	19,045	(28)	(6,294)	(7,053)	30,611
Customer relationships	486,166	—	—	(72,137)	(5,880)	408,149
Supplier contracts	28,077	—	—	(3,715)	(3,814)	20,548
Others	1,044	14,566	(506)	(232)	(897)	13,975
Non-amortizing:
Trademarks	1,092,793	563	—	—	(68,261)	1,025,095
Water rights	11,391	214	—	—	(303)	11,302
	1,985,595	35,077	(534)	(111,298)	(105,641)	1,803,199
	Balance at January 1, 2023	Additions	Disposals	Amortization	Exchange rate variation	Balance at December 31, 2023
Amortizing:
Trademarks	315,912	35,496	—	(24,166)	13,941	341,183
Software	21,079	7,527	(12)	(5,121)	1,468	24,941
Customer relationships	549,705	2,370	(2,434)	(74,213)	10,738	486,166
Supplier contracts	30,509	—	—	(3,822)	1,390	28,077
Others	833	501	(28)	(275)	13	1,044
Non-amortizing:
Trademarks	1,050,106	367	—	—	42,320	1,092,793
Water rights	11,347	—	—	—	44	11,391
	1,979,491	46,261	(2,474)	(107,597)	69,914	1,985,595

	Balance at January 1, 2022	Acquired in business combination	Additions	Disposals	Amortization	Exchange rate variation	Balance at December 31, 2022
Amortizing:
Trademarks	335,452	21,138	6	—	(22,230)	(18,454)	315,912
Software	16,609	57	8,081	—	(4,503)	835	21,079
Customer relationships	645,509	2,804	—	1,099	(76,529)	(23,178)	549,705
Supplier contracts	32,967	—	—	—	(3,773)	1,315	30,509
Others	1,001	556	38	—	(746)	(16)	833
Non-amortizing:
Trademarks	1,107,993	3,793	331	834	—	(62,845)	1,050,106
Water rights	11,595	—	—	—	—	(248)	11,347
	2,151,126	28,348	8,456	1,933	(107,781)	(102,591)	1,979,491

(1)	The amount of US$10,782 in additions refers to the acquisition of immaterial business combinations during the year by the indirect subsidiary, Seara Alimentos Ltda.